Statement of Financial Position - Parenthetical - $ / shares	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Statement of Financial Position
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000	10,000,000	1,000,000
Preferred Stock, Shares Issued	1	1	1	1	1
Preferred Stock, Shares Outstanding	1	1	1	1	1
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	125,000,000	125,000,000	125,000,000	125,000,000	100,000,000
Common Stock, Shares Issued	21,607,634	18,075,848	17,131,589	15,876,947	15,876,947
Common Stock, Shares Outstanding	21,607,634	18,075,848	17,131,589	15,876,947	15,876,947